OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs:
Wages and salaries	£ 785	£ 866	£ 839
Performance-related payments	175	164	162
Social security costs	131	122	115
Pension costs - defined contribution plans	74	79	71
Pension costs - defined benefit plans	8	13	13
Other personnel costs	25	33	41
Staff costs	1,198	1,277	1,241
Other administration expenses	937	971	925
Depreciation, amortisation and impairment	322	300	290
Total operating expenses before impairment losses, provisions and charges	£ 2,457	£ 2,548	£ 2,456